Condensed Consolidated Statements of Mezzanine and Stockholders’ Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands		Series A Preferred Stock As previously reported	Series A Preferred Stock Adjustments	[1]	Series A Preferred Stock		Common Stock As previously reported	Common Stock Adjustments	[1]	Common Stock		Additional Paid-in Capital As previously reported	Additional Paid-in Capital Adjustments	[1]	Additional Paid-in Capital		Accumulated Deficit As previously reported	Accumulated Deficit Adjustments	[1]	Accumulated Deficit		Mezzanine Equity	As previously reported	Adjustments		Total
Balance at Dec. 31, 2021							$ 3			$ 3		$ 97,593	$ (5,384)		$ 92,209		$ (81,394)	$ 4,204		$ (77,190)			$ 16,202	$ (1,180)	[1]	$ 15,022
Balance (in Shares) at Dec. 31, 2021		1,545			1,545		29,157			29,157
Cancellation of shares
Cancellation of shares (in Shares)										(11)
Conversion of preferred stock
Conversion of preferred stock (in Shares)					(45)					48
Issuance of shares in conjunction with QPhoton Merger										$ 3					67,127											67,130
Issuance of shares in conjunction with QPhoton Merger (in Shares)										26,615
Preferred stock dividends																				(889)						(889)
Preferred OID Amortization															318											318
Stock-based compensation															9,493											9,493
Stock-based compensation (in Shares)										20
Stock-based compensation for services															28											28
Stock-based compensation for services (in Shares)										135
Net loss																				(25,978)			(38,594)	12,616		(25,978)	[2]
Balance at Dec. 31, 2022						[1],[3]				$ 6	[1],[3]				169,175	[1],[3]				(104,057)	[1],[3]		74,897	(9,773)		65,124	[1],[3]
Balance (in Shares) at Dec. 31, 2022	[1],[3]				1,500					55,963
Issuance of shares for cash										$ 2					22,762											22,764
Issuance of shares for cash (in Shares)										15,291
Conversion of preferred stock															1											1
Conversion of preferred stock (in Shares)					(10)					11
Preferred stock dividends																				(646)						(646)
Stock-based compensation															2,904											2,904
Stock-based compensation (in Shares)										2,330
Stock-based compensation for services															2,407											2,407
Stock-based compensation for services (in Shares)										1,500
Net loss																				(20,395)			1,000			(20,395)	[4],[5]
Balance at Sep. 30, 2023						[3]				$ 8	[3]				197,249	[3]				(125,098)	[3]		9,100			72,159	[3]
Balance (in Shares) at Sep. 30, 2023	[3]				1,490					75,095
Balance at Dec. 31, 2022						[1],[3]				$ 6	[1],[3]				169,175	[1],[3]				(104,057)	[1],[3]		74,897	(9,773)		65,124	[1],[3]
Balance (in Shares) at Dec. 31, 2022	[1],[3]				1,500					55,963
Issuance of shares for cash										$ 2					24,728											24,730
Issuance of shares for cash (in Shares)										17,572
Conversion of preferred stock															1											1
Conversion of preferred stock (in Shares)					(10)					11
Preferred stock dividends																				(861)						(861)
Stock-based compensation															4,238											4,238
Stock-based compensation (in Shares)										2,330
Stock-based compensation for services															2,493											2,493
Stock-based compensation for services (in Shares)										1,575
Net loss																				(27,022)			(29,731)	2,709		(27,022)	[2]
Balance at Dec. 31, 2023						[1]				$ 8	[1]				200,635	[1]				(131,940)	[1]		73,269	(4,566)		68,703	[1]
Balance (in Shares) at Dec. 31, 2023	[1]				1,490					77,451
Balance at Jun. 30, 2023	[3]									$ 7					187,751					(118,042)						69,716
Balance (in Shares) at Jun. 30, 2023	[3]				1,490					67,215
Issuance of shares for cash										$ 1					8,536											8,537
Issuance of shares for cash (in Shares)										6,380
Conversion of preferred stock
Preferred stock dividends																				(215)						(215)
Stock-based compensation															984											984
Stock-based compensation (in Shares)										1,500
Stock-based compensation for services															(22)											(22)
Net loss																				(6,841)			1,400			(6,841)	[5]
Balance at Sep. 30, 2023						[3]				$ 8	[3]				197,249	[3]				(125,098)	[3]		9,100			72,159	[3]
Balance (in Shares) at Sep. 30, 2023	[3]				1,490					75,095
Balance at Dec. 31, 2023						[1]				$ 8	[1]				200,635	[1]				(131,940)	[1]		$ 73,269	$ (4,566)		68,703	[1]
Balance (in Shares) at Dec. 31, 2023	[1]				1,490					77,451
Issuance of shares for cash										$ 1					14,628											14,629
Issuance of shares for cash (in Shares)										16,605
Reclassification of Series A preferred stock to mezzanine equity															(8,195)							$ 8,195				(8,195)
Repurchase of redeemable shares																						(2,732)
Repurchase of redeemable shares (in Shares)					(497)
Stock-based compensation															2,473											2,473
Stock-based compensation (in Shares)										218
Stock-based compensation for services															134											134
Stock-based compensation for services (in Shares)										142
Net loss																				(17,305)						(17,305)
Balance at Sep. 30, 2024										$ 9					209,675					(149,245)		5,463				60,439
Balance (in Shares) at Sep. 30, 2024					993					94,416
Balance at Jun. 30, 2024										$ 9					209,086					(143,570)		6,829				65,525
Balance (in Shares) at Jun. 30, 2024					1,241					94,416
Issuance of shares for cash
Repurchase of redeemable shares																						(1,366)
Repurchase of redeemable shares (in Shares)					(248)
Stock-based compensation															587											587
Stock-based compensation for services															2											2
Net loss																				(5,675)						(5,675)
Balance at Sep. 30, 2024										$ 9					$ 209,675					$ (149,245)		$ 5,463				$ 60,439
Balance (in Shares) at Sep. 30, 2024					993					94,416

[1]	As described in Note 3 to the Consolidated Financial Statements appearing elsewhere in this Amendment, we have restated the Consolidated Financial Statements.
[2]	As described in Note 3 to the Consolidated Financial Statements appearing elsewhere in this Amendment, we have restated the Consolidated Financial Statements.
[3]	As described in Note 15 to these unaudited condensed consolidated financial statements, we have restated the condensed consolidated statements of stockholders’ equity for the three and nine months ended September 30, 2023.
[4]	As described in Note 15 to these unaudited condensed consolidated financial statements, we have restated the unaudited condensed consolidated statement of cash flows for the nine months ended September 30, 2023.
[5]	As described in Note 15 to these unaudited condensed consolidated financial statements, we have restated the unaudited condensed consolidated statements of operations for the three and nine months ended September 30, 2023.